Share Based Instruments - Warrant Program (Details) - DKK (kr) kr / shares in Units, kr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses	kr 271	kr 208
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	193,853	230,112
Exercised	76,852	34,987
Weighted average exercise price of warrants granted	kr 2,657.01	kr 2,178.40
Weighted average exercise price of fair market value	937.43	629.05
Weighted average exercise price of warrants exercised	kr 1,337.58	kr 983.98
Percentage of share capital attributed to exercise of warrants	0.12%	0.05%